RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Benefits to Key Executive Personnel	Benefits to key executive personnel:
	December 31,
	2018	2017	2016

Short-term benefits	$1,921	$1,578	$987
Other long-term benefits	63	569	61
Share-based payment	2,342	1,689	4,842

	$4,326	$3,836	$5,890